Ordinary Shares	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
ORDINARY SHARES
18.
ORDINARY SHARES

The authorized share capital of the Company was 100,000,000,000 shares comprising of (i) 94,000,000,000 Class A ordinary shares; (ii) 5,000,000,000 Class B ordinary shares; and (iii)1,000,000,000 reserved shares at par value of US$0.00001 per share. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to ten votes per share and is convertible into one Class A ordinary share at any time by the holder thereof. Upon any transfer of Class B ordinary shares by the holder thereof to any person or entity that is not an affiliate of such holder, such Class B ordinary shares would be automatically converted into an equal number of Class A ordinary shares.

On October 27, 2022, 971,042 Class A ordinary shares were issued to certain key employees in relation to the acquisition of Skymoons Inc, Chengdu Skymoons Digital Entertainment Co., Ltd. and their subsidiaries.

280,000,000 Class A ordinary shares (40,000,000 ADS equivalent) were issued on December 21, 2020, and 32,163,292 Class A ordinary shares (4,594,756 ADS equivalent) were issued on January 8, 2021 pursuant to the underwriters’ partial exercise of their option to purchase additional ADSs.

164,705,882 Class B ordinary shares and 304,705,874 Class A ordinary shares were issued in March 2022 pursuant to the subscription agreements with Baidu and a consortium of financial investors, respectively.

535,500,000 Class A ordinary shares (76,500,000 ADS equivalent) were issued on January 19, 2023 and 69,825,000 Class A ordinary shares (9,975,000 ADS equivalent) were issued on January 26, 2023 pursuant to the underwriters’ partial exercise of their option to purchase additional ADSs.

As of December 31, 2023, there were 3,675,039,807 and 3,041,097,278 Class A and Class B ordinary shares outstanding, and 178,780,851 Class A ordinary shares are deemed issued but not outstanding as they have not been transferred to grantees.